Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes	Income Taxes
(a)Reconciliation of income taxes

A reconciliation of the income tax expense to the amount calculated using the Company’s combined Canadian federal and provincial statutory income tax rate of 27% (2024 – 27%) is as follows:

	Year ended December 31,
	2025	2024
Net income (loss) in the year before tax	$330,956	$(75,441)
Tax rate	27%	27%
Income tax expense (recovery) at statutory rate	$89,358	$(20,369)
Tax effect of:
Difference in tax rate of foreign jurisdictions	(39,173)	6,964
Non deductible (taxable) items	2,143	(1,601)
Change in temporary differences not recognized	4,689	(4,667)
Change in tax law	—	2,999
Withholding taxes and other	7,033	9,023
Income tax expense (recovery)	$64,050	$(7,651)

	Year ended December 31,
	2025	2024
Current income tax:
Relating to current income tax charge	$39,700	$17,662
Deferred income tax:
Relating to origination and reversal of temporary differences	24,350	(25,313)
Income tax expense (recovery) recognized in net income	$64,050	$(7,651)
Income tax expense (recovery) recognized in other comprehensive income	1,095	(833)
Total income tax expense (recovery)	$65,145	$(8,484)
(b)Deferred income tax (liabilities) assets

The general movement in the deferred income tax (liabilities) assets is as follows:

	Year ended December 31,
	2025	2024
At the beginning of the year	$16,659	$(9,548)
Deferred income tax (expense) recovery	(24,350)	25,313
Income tax expense (recovery) recognized in OCI	(1,095)	833
Foreign exchange	1,104	61
At the end of the year	$(7,682)	$16,659

Recognized deferred tax and assets and liabilities consist of the following:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Non-capital losses	$23,823	$18,078
Foreign exchange	6,043	20,590
Financing fees and other	8,905	5,216
Mine closure and rehabilitation provision	3,926	3,338
Lease liabilities	3,691	2,528
	46,388	49,750
Deferred tax liabilities:
Mineral properties, plant and equipment	(43,600)	(22,735)
Loans and borrowings	(10,470)	(10,356)
	(54,070)	(33,091)

Net deferred income tax (liabilities) assets	$(7,682)	$16,659

Presentation on Consolidated Statements of Financial Position
Deferred tax assets	$3,047	$16,659
Deferred tax liabilities	(10,729)	—

Deferred tax assets of $34.2 million (December 31, 2024 - $31.4 million) have not been recognized for the following deductible temporary differences as it is not probable that the benefits of these temporary differences will be realized:

	Year ended December 31, 2025		Year ended December 31, 2024
	Brazil	Canada	Brazil	Canada
Mineral properties, plant and equipment	$35,143	$—	$31,236	$873
Non-capital losses	—	13,528	—	40,831
Other(1)	—	99,524	—	67,770
	$35,143	$113,052	$31,236	$109,474
(1)    Other deferred tax assets not recognized Include temporary differences related to deferred revenue, inventories and cash-settled equity awards liabilities.

The Company has loss carry forwards in Canada totaling $101.7 million (December 31, 2024 - $103.4 million) which may be carried forward for 20 years to offset future taxable income, which expire between 2036 and 2044. Additionally, the Company has loss carry forwards in Brazil totaling $— million (December 31, 2024 - 6.8 million) which do not expire and can be offset against future taxable income subject to 30% limitation of the current period taxable income.